Consolidated balance sheets - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	€ 1,239,145	€ 1,599,113
Trade accounts and other receivables from unrelated parties	3,582,043	3,142,298
Accounts receivable from related parties	29,498	32,683
Inventories	2,303,007	2,140,771
Current income tax refundable	103,891	126,197
Other current assets	466,173	410,834
Other current financial assets	384,196	446,504
Total current assets	8,107,953	7,898,400
Property, plant and equipment	3,507,862	3,486,293
Right-of-use assets	2,935,440	3,013,502
Intangible assets	1,257,289	1,254,489
Goodwill	13,845,845	13,571,394
Non-current income tax refundable	95,901	92,051
Deferred taxes	249,488	236,547
Investment in equity method investees	701,400	663,652
Other non-current assets	137,494	126,174
Other non-current financial assets	628,921	659,831
Total non-current assets	23,359,640	23,103,933
Total assets	31,467,593	31,002,333
Liabilities
Accounts payable to unrelated parties	770,846	737,595
Accounts payable to related parties	119,584	97,951
Current provisions	367,551	431,370
Other current liabilities	1,080,736	1,039,743
Other current financial liabilities	1,850,209	1,601,517
Short-term debt from unrelated parties	120,969	17,015
Current portion of long-term debt	1,674,554	1,596,029
Current portion of lease liabilities from unrelated parties	587,181	577,392
Current portion of lease liabilities from related parties	6,102	6,896
Income tax liabilities	151,788	139,595
Total current liabilities	6,729,520	6,245,103
Long-term debt, less current portion	5,741,488	5,691,852
Lease liabilities from unrelated parties, less current portion	2,888,829	2,895,215
Lease liabilities from related parties, less current portion	10,284	11,206
Non-current provisions	182,531	173,351
Other non-current liabilities	151,541	147,563
Other non-current financial liabilities	168,861	182,166
Pension liabilities	574,195	574,807
Income tax liabilities	112,352	108,738
Deferred taxes	703,294	689,523
Total non-current liabilities	10,533,375	10,474,421
Total liabilities	17,262,895	16,719,524
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 382,754,793 shares authorized, 293,413,449 issued and 270,088,485 outstanding as of March 31, 2026 (December 31, 2025: 382,754,793 shares authorized, 293,413,449 issued, and 279,288,885 outstanding)	293,413	293,413
Treasury stock, at cost	(940,592)	(586,094)
Additional paid-in capital	3,025,909	3,079,368
Retained earnings	12,301,614	12,207,913
Accumulated other comprehensive income (loss)	(1,438,531)	(1,684,768)
Total FME AG shareholders' equity	13,241,813	13,309,832
Noncontrolling interests	962,885	972,977
Total equity	14,204,698	14,282,809
Total liabilities and equity	€ 31,467,593	€ 31,002,333